Goodwill and Inatangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Description of accounting policy for intangible assets and goodwill [text block] [Abstract]
Schedule of composition and movements
	Technology	Software license	Patent	Brand name	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 01, 2021	199	-	-	-	296	495
Additions	279	1,460	75	4,728	55	6,597
Currency translation	-	46	-	-	11	57
Additions related to first time consolidation	-	-	-	1,311	564	1,875
Balance as of December 31, 2021	478	1,506	75	6,039	926	9,024
Accumulated Amortization:
Balance as of January 01, 2021	-	-	-	-	-	-
Additions	(69)	-	-	-	-	(69)
Impairment	-	-	-	(89)	-	(89)
Additions related to first time consolidation	-	-	-	(545)	-	(545)
Balance as of December 31, 2021	(69)	-	-	(634)	-	(703)
Intangible assets, net, as of December 31, 2021	409	1,506	75	5,405	926	8,321

	Technology	Software license	Patent	Brand name	Goodwill	Total
USD in thousands
Cost:
Balance as of January 01, 2020	-	-	-	-	-	-
Additions	-	-	-	-	-	-
Additions related to first time consolidation	199	-	-	-	296	495
Disposals	-	-	-	-	-	-
Currency translation	-	-	-	-	-	-
Balance as of December 31, 2020	199	-	-	-	296	495
Accumulated amortization:
Balance as of January 01, 2020	-	-	-	-	-	-
Additions	-	-	-	-	-	-
Additions related to first time consolidation	-	-	-	-	-	-
Disposals	-	-	-	-	-	-
Currency translation	-	-	-	-	-
Balance as of December 31, 2020	-	-	-	-	-	-
Intangible assets, net, as of December 31, 2020	199	-	-	-	296	296

Schedule of amortization expenses of the intangible assets
	Year ended on December 31,
	2021	2020	2019
	USD in thousands

Cost of sales	-	-	-
Sales and marketing	-	-	-
General and administrative	304	-	-
	304	-	-